Intangible Assets and Goodwill (Details 4) - Cash-generating units [member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Content & EdTech Platform
Intangible Assets and Goodwill
Growth rate - %	17.00%	13.70%
Discount rate - %	13.20%	12.10%
Growth rate (%) in perpetuity	5.20%	4.70%
Years projected	8 years	8 years
Digital Services Platform
Intangible Assets and Goodwill
Growth rate - %	5.40%	12.50%
Discount rate - %	13.20%	12.10%
Growth rate (%) in perpetuity	5.20%	4.70%
Years projected	8 years	8 years